Schedule of investments
Delaware Ivy VIP Pathfinder Conservative
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.52%
Delaware Ivy VIP Core Equity Class II	607,636	$10,104,993
Delaware Ivy VIP Corporate Bond Class II	5,410,700	28,189,746
Delaware Ivy VIP Global Equity Income Class II	684,796	4,362,150
Delaware Ivy VIP Growth Class II	786,671	10,604,331
Delaware Ivy VIP High Income Class I	377,275	1,245,007
Delaware Ivy VIP International Core Equity Class II	308,191	5,242,324
Delaware Ivy VIP Limited-Term Bond Class II	5,219,487	24,844,757
Delaware Ivy VIP Mid Cap Growth Class I	303,851	4,691,456
Delaware Ivy VIP Small Cap Core Class II	49,457	781,426
Delaware Ivy VIP Small Cap Growth Class I	75,530	768,892
Delaware Ivy VIP Value Class II	1,044,653	8,618,391
Total Affiliated Mutual Funds (cost $101,846,430)		99,453,473

Short-Term Investments — 0.50%
Money Market Mutual Fund — 0.50%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	496,483	496,483
Total Short-Term Investments (cost $496,483)		496,483

Total Value of Securities—100.02% (cost $102,342,913)		99,949,956
Liabilities Net of Receivables and Other Assets—(0.02%)		(15,953)
Net Assets Applicable to 19,378,569 Shares Outstanding—100.00%		$99,934,003
NQ-IV046 [3/22] 5/22 (2218199)    1